Transactions and Balances with Related Parties (Details) - Payments to Key Management [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Executive Officers [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short - term employee benefits	$ 2,165	$ 1,282	$ 2,305
Post-employment benefits	16	25	137
Share based payments	574	244	1,669
Total	2,755	1,551	4,111
Directors [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short - term employee benefits	268	217	54
Share based payments	86	236
Total	$ 354	$ 453	$ 54